CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
FDIC insured		$ 250,000	$ 250,000
FDIC unsured	$ 4,251,124	$ 8,904,000	$ 9,662,000
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Six Manufacturers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	50.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | 5 Manufacturers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	52.00%